Provisions_Details of provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2019 USD ($)
Disclosure of other provisions [Line Items]
Provisions	₩ 443,980,000,000		₩ 391,313,000,000		₩ 410,470,000,000	$ 384,232
Asset retirement obligation
Disclosure of other provisions [Line Items]
Provisions	66,485,000,000		67,200,000,000		61,872,000,000
Provision for guarantee
Disclosure of other provisions [Line Items]
Provisions	₩ 92,486,000,000	[1]	₩ 89,761,000,000	[1]	₩ 183,247,000,000
Description of nature of provisions for guarantee	Provisions for guarantees includes provision for financial guarantee of 47,817 million Won and 62,764 million Won as of December 31, 2018 and 2019, respectively.		Provisions for guarantees includes provision for financial guarantee of 47,817 million Won and 62,764 million Won as of December 31, 2018 and 2019, respectively.		Provisions for guarantees include provision for financial guarantee of 71,697 million Won and 47,817 million Won as of December 31, 2017 and 2018, respectively.
Provision for financial guarantee contract	₩ 62,764,000,000		₩ 47,817,000,000		₩ 71,697,000,000
Provisions for unused loan commitments
Disclosure of other provisions [Line Items]
Provisions	112,554,000,000		121,535,000,000		66,115,000,000
Provisions for customer reward credits
Disclosure of other provisions [Line Items]
Provisions	0		49,180,000,000	[2]	40,445,000,000
Other provisions
Disclosure of other provisions [Line Items]
Provisions	₩ 172,455,000,000		₩ 63,637,000,000	[3]	₩ 58,791,000,000
Description of nature of miscellaneous other provisions	Other provisions consist of provision for litigation, loss compensation and others.	[3]	Other provisions consist of provision for litigation, loss compensation and others.		Other provisions consist of provision for litigation and others.

[1]	Provisions for guarantees includes provision for financial guarantee of 47,817 million Won and 62,764 million Won as of December 31, 2018 and 2019, respectively.
[2]	The provisions for existing points that are paid to credit card members and others have been reclassified to other liabilities.
[3]	Other provisions consist of provision for litigation, loss compensation and others.